FINANCE INCOME AND EXPENSES - Interest expense and other financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest expense on convertible notes (note 14)	$ (7,619)	$ (7,619)
Accretion expense on convertible notes (note 14)	(14,371)	(13,147)
Accretion of close down and restoration provision (note 13)	(3,459)	(3,380)
Interest on moratorium	(6,212)	(7,616)
Other finance expenses	(1,969)	(3,108)
Total interest expense and other finance expenses	$ (33,630)	$ (34,870)